Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2022
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2022			2021
Issued shares of 5p each fully paid	Number of ordinary	Share	Share	Number of ordinary	Share	Share
	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,746,412,265	182	5,010	2,609,489,702	173	2,637
Shares issued under share-based schemes	3,257,115	—	2	6,142,213	—	8
Shares issued under Hong Kong public offer and international placing in 2021note	—	—	(6)	130,780,350	9	2,365
Balance at 31 Dec	2,749,669,380	182	5,006	2,746,412,265	182	5,010

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2022	1,858,292	737	p	1,455	p	2028
31 Dec 2021	2,022,535	964	p	1,455	p	2027

Summary of purchases of own shares in respect of employee incentive plans

	2022				2021
	Number	Share price			Number	Share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	$		£	£	$
January	63,019	12.93	13.14	1,120,889	74,817	14.12	14.48	1,443,158
February	65,223	12.43	12.49	1,098,500	69,865	12.42	12.96	1,251,067
March	73,193	10.37	10.96	1,055,044	55,545	14.91	15.49	1,189,784
April	4,024,410	10.64	11.29	58,880,934	2,438,884	15.45	15.55	52,512,098
May	460,897	8.95	9.05	5,288,807	52,989	15.82	15.96	1,183,836
June	196,180	10.13	11.70	2,402,464	121,472	14.62	14.89	2,508,974
July	87,338	10.06	10.15	1,052,807	60,473	13.62	13.78	1,145,078
August	86,540	9.81	9.95	1,029,843	57,004	14.20	14.37	1,128,450
September	90,843	9.24	9.73	1,000,619	312,226	14.89	15.24	7,961,098
October	175,837	9.06	9.30	1,675,634	436,771	14.48	14.99	8,410,274
November	79,326	8.99	9.04	837,944	53,867	14.77	14.83	1,072,374
December	95,680	10.63	10.74	1,240,296	76,926	13.20	13.24	1,355,942
Total	5,498,486			76,683,781	3,810,839			81,162,133